ORDINARY SHARES (Details)		1 Months Ended	12 Months Ended
	Jan. 25, 2019 shares	Sep. 30, 2018 Vote shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares	Aug. 14, 2020 shares	Dec. 31, 2020 shares
Ordinary shares Class A
ORDINARY SHARES
Shares authorized (in shares)			800,000,000	800,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.00005	$ 0.00005
Ordinary shares, outstanding			96,588,106	95,034,624
Ordinary shares Class B
ORDINARY SHARES
Shares authorized (in shares)			72,000,000	72,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.00005	$ 0.00005
Ordinary shares, outstanding			72,000,000	72,000,000
Ordinary Shares | Ordinary shares Class A
ORDINARY SHARES
Shares issued	5,500,000	15,969,110
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units			2,011,970	886,138	1,128,084
Ordinary shares, outstanding			99,044,214	95,034,624	94,148,486		93,353,402
Conversion of preferred shares into Class A ordinary shares upon IPO (in shares)		75,118,996
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs of RMB19,134 (in shares)	5,500,000	15,969,110
Number of votes entitled per ordinary share | Vote		1
Stock repurchased						2,330,620
Ordinary Shares | Ordinary shares Class B
ORDINARY SHARES
Ordinary shares, outstanding			72,000,000	72,000,000	72,000,000		72,000,000
Number of votes entitled per ordinary share | Vote		15